CONSOLIDATED STATEMENTS OF OPERATIONS AND OTHER COMPREHENSIVE INCOME - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020		Dec. 31, 2019	Dec. 31, 2018
Revenues
Net earned premium	$ 2,532.6		$ 2,293.3	$ 2,214.7
Net investment income	154.6		197.3	198.2
Realized and unrealized investment gains	98.5		97.1	110.0
Other income (1)	49.8	[1]	4.9	9.0
Total revenues	2,835.5		2,592.6	2,531.9
Expenses
Losses and loss adjustment expenses	1,840.8		1,679.7	1,573.0
Amortization of deferred policy acquisition costs	465.7		412.7	371.6
General, administrative and corporate expenses	410.9		521.6	491.7
Interest on long-term debt	33.9		20.2	25.9
Change in fair value of derivatives	65.1		144.2	31.8
Change in fair value of loan notes issued by variable interest entities	0.0		3.1	4.4
Realized and unrealized investment losses	27.4		10.9	174.7
Realized loss on debt extinguishment	0.0		5.5	8.6
Net realized and unrealized foreign exchange losses	12.4		11.8	3.5
Other expenses	10.8		1.7	2.7
Total expenses	2,867.0		2,811.4	2,687.9
(Loss) from operations before income taxes	(31.5)		(218.8)	(156.0)
Income tax (expense)/benefit	(8.6)		(22.9)	10.2
Net (loss)	(40.1)		(241.7)	(145.8)
Amount attributable to non-controlling interest	0.0		1.2	(1.0)
Net (loss) attributable to Aspen Insurance Holdings Limited’s ordinary shareholders	(40.1)		(240.5)	(146.8)
Available for sale investments:
Reclassification adjustment for net realized (losses)/gains on investments included in net income	(67.1)		(6.8)	5.2
Change in net unrealized gains/(losses) on available for sale securities held	175.6		171.7	(86.5)
Net change from current period hedged transactions	0.3		4.8	(2.1)
Change in foreign currency translation adjustment	(9.6)		(28.0)	21.5
Other comprehensive income/(loss), gross of tax	99.2		141.7	(61.9)
Income tax (expense)/benefit thereon:
Reclassification adjustment for net realized losses on investments included in net income	0.0		0.0	(0.7)
Change in net unrealized gains on available for sale securities held	(6.2)		(13.6)	5.5
Net change from current period hedged transactions	0.0		(0.8)	0.3
Change in foreign currency translation adjustment	0.0		3.2	(9.2)
Total income tax expense allocated to other comprehensive (loss)	(6.2)		(11.2)	(4.1)
Other comprehensive income/(loss), net of tax	93.0		130.5	(66.0)
Total comprehensive income/(loss) attributable to Aspen Insurance Holdings Limited’s ordinary shareholders	52.9		(110.0)	(212.8)
Equity method investment, realized gain (loss) on disposal	10.4
Insurance
Revenues
Net earned premium	1,240.5		$ 1,038.1	$ 958.3
Surety Product Line | Insurance
Gross realized gain on sale of equity method investment	$ 43.1

[1]	2020 includes the gain on sale of our renewal rights on our surety insurance book of business to a third party, totaling $43.1 million.